INTEREST IN ASSOCIATES - PRINCIPAL ASSOCIATES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of associates [line items]
Issued and paid up capital		¥ 121,071	¥ 121,071
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
Disclosure of associates [line items]
Issued and paid up capital		¥ 200
Percentage of equity held by Company's subsidiaries	50.00%	50.00%
Sinopec Finance Company Limited ("Sinopec Finance") [member]
Disclosure of associates [line items]
Issued and paid up capital		¥ 18,000
Percentage of equity held by the Company	49.00%
SIBUR
Disclosure of associates [line items]
Issued and paid up capital		¥ 21,784
Percentage of equity held by Company's subsidiaries	10.00%	10.00%
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
Disclosure of associates [line items]
Issued and paid up capital		¥ 17,516
Percentage of equity held by Company's subsidiaries	38.75%	38.75%
Caspian Investments Resources Ltd. ("CIR") [member]
Disclosure of associates [line items]
Issued and paid up capital | $	$ 10,000
Percentage of equity held by Company's subsidiaries	50.00%	50.00%